Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 100,182	$ (6,157)	$ 15,765
Adjustments to reconcile net income (loss) to cash flows from operating activities:
(Recovery of) provision for loan losses	(12,514)	36,567	(1,714)
Impairment of assets	14,484	10,524	34,634
Depreciation and amortization	54,329	65,247	73,571
Payments for withholding taxes upon vesting of stock-based compensation	(1,451)	(1,718)	(21,250)
Non-cash expense for stock-based compensation	10,889	12,013	13,314
Amortization of discounts/premiums and deferred financing costs on debt obligations, net	16,810	17,352	16,891
Amortization of discounts/premiums on loans, net	(14,873)	(11,606)	(12,367)
Deferred interest on loans, net	22,396	(34,458)	(22,196)
Gain from sales of loans	0	0	(19,067)
Earnings from equity method investments	(77,349)	(32,153)	(94,905)
Distributions from operations of other investments	48,732	29,999	80,116
Deferred operating lease income	(9,921)	(7,950)	(8,492)
Income from sales of real estate and development revenue in excess of cost of sales	(105,296)	(93,816)	(89,943)
Loss on early extinguishment of debt, net	1,619	281	25,369
Debt discount on repayments and repurchases of debt obligations	(5,381)	(578)	(14,888)
Other operating activities, net	6,897	5,889	6,751
Changes in assets and liabilities:
Changes in accrued interest and operating lease income receivable, net	3,634	(2,068)	(1,426)
Changes in deferred expenses and other assets, net	(6,397)	2,631	4,601
Changes in accounts payable, accrued expenses and other liabilities, net	(453)	(17,112)	7,245
Cash flows provided by (used in) operating activities	20,004	(59,947)	(10,342)
Cash flows from investing activities:
Originations and fundings of loans receivable, net	(410,975)	(478,822)	(622,428)
Capital expenditures on real estate assets	(69,810)	(81,525)	(68,464)
Capital expenditures on land and development assets	(103,806)	(88,219)	(74,323)
Acquisitions of real estate assets	(38,433)	0	(4,666)
Repayments of and principal collections on loans receivable and other lending investments, net	504,844	273,454	512,528
Net proceeds from sales of loans receivable	0	6,655	65,438
Net proceeds from sales of real estate	435,560	362,530	404,336
Net proceeds from sale of other investments	94,424	81,601	15,191
Net proceeds from sale of other investments	43,936	0	0
Distributions from other investments	92,482	119,854	61,031
Contributions to other investments	(58,197)	(11,531)	(159,424)
Changes in restricted cash held in connection with investing activities	1,515	(7,550)	29,283
Other investing activities, net	(24,997)	7,581	1,291
Cash flows provided by investing activities	466,543	184,028	159,793
Cash flows from financing activities:
Borrowings from debt obligations	716,001	549,000	1,349,822
Repayments and repurchases of debt obligations	(1,437,557)	(432,383)	(1,471,174)
Proceeds from loan participations payable	22,844	138,075	0
Preferred dividends paid	(51,320)	(51,320)	(51,320)
Repurchase of stock	(99,335)	(69,511)	0
Redemption of HPUs	0	(9,811)	0
Payments for deferred financing costs	(9,980)	(2,255)	(19,595)
Other financing activities, net	(9,564)	(7,314)	1,309
Cash flows provided by (used in) financing activities	(868,911)	114,481	(190,958)
Effect of exchange rate changes on cash	7	478	0
Changes in cash and cash equivalents	(382,357)	239,040	(41,507)
Cash and cash equivalents at beginning of period	711,101	472,061	513,568
Cash and cash equivalents at end of period	328,744	711,101	472,061
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, net of amount capitalized	199,667	207,972	194,605
Supplemental disclosure of non-cash investing and financing activity:
Fundings and repayments of loan receivables and loan participations, net	(15,594)	14,075	0
Developer fee payable	9,478	7,435	6,791
Acquisitions of real estate and land and development assets through deed-in-lieu	40,583	13,424	77,867
Acquisitions of equity method investment assets through deed-in-lieu	0	0	23,500
Contributions of real estate and land and development assets to equity method investments, net	8,828	21,096	63,254
Accounts payable for capital expenditures on land and development assets	3,674	7,143	7,580
Accounts payable for capital expenditures on real estate assets	0	8,107	0
Conversion of senior unsecured convertible notes into common stock	9,596	0	0
Redemption of HPUs in exchange for common stock	0	15,240	0
Receivable from sales of real estate and land parcels	7,509	22,695	0
Land
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Income from sales of real estate and development revenue in excess of cost of sales	$ (26,333)	$ (32,834)	$ (2,351)